Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

Note 21     Inventories

Amounts in US$ '000	2025	2024
Crude oil	6,090	6,509
Materials and spares	6,289	4,058
	12,379	10,567

The carrying amount of inventories is not pledged as security for liabilities.